Derivative Financial Instruments - Interest rate swaps held for trading (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest rate swaps held for trading
Disclosure of detailed information about financial instruments
Notional Amount	$ 625,000	$ 550,000
Unrealized gain (loss) on derivatives held for trading	$ (14,381)	(833)	$ 2,174
Gaslog Partners with GasLog, fixed interest rate of 1.54%
Disclosure of detailed information about financial instruments
Fixed Interest Rate	1.54%
Notional Amount	$ 130,000	130,000
Trade date	Nov 2016
Effective date	Nov 2016
Termination date	July 2020
Gaslog Partners with GasLog, fixed interest rate of 1.63%
Disclosure of detailed information about financial instruments
Fixed Interest Rate	1.63%
Notional Amount	$ 130,000	130,000
Trade date	Nov 2016
Effective date	Nov 2016
Termination date	July 2021
Gaslog Partners with GasLog, fixed interest rate of 1.72%
Disclosure of detailed information about financial instruments
Fixed Interest Rate	1.72%
Notional Amount	$ 130,000	130,000
Trade date	Nov 2016
Effective date	Nov 2016
Termination date	July 2022
Gaslog Partners with GasLog, fixed interest rate of 2.19%
Disclosure of detailed information about financial instruments
Fixed Interest Rate	2.19%
Notional Amount	$ 80,000	80,000
Trade date	July 2017
Effective date	July 2017
Termination date	June 2022
Gaslog Partners with GasLog, fixed interest rate of 3.15%
Disclosure of detailed information about financial instruments
Fixed Interest Rate	3.15%
Notional Amount	$ 80,000	$ 80,000
Trade date	May 2018
Effective date	May 2018
Termination date	April 2023
Gaslog Partners with GasLog, fixed interest rate of 3.14%
Disclosure of detailed information about financial instruments
Fixed Interest Rate	3.14%
Notional Amount	$ 75,000
Trade date	Dec 2018
Effective date	Jan 2019
Termination date	Jan 2024